22. PROVISION FOR TAX, CIVIL, LABOR AND OTHER RISKS (Details Narrative) ₺ in Thousands, R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019 BRL (R$)	Dec. 31, 2019 BRL (R$)	Sep. 17, 2019 BRL (R$)	Sep. 17, 2019 TRY (₺)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)
ProvisionForTaxCivilLaborAndOtherRisksLineItems [Line Items]
Provision amounts		R$ 1,794,369			R$ 1,350,251	R$ 1,773,205
Amount of contingencies		13,299,190			13,965,789
Fair value		300,561			369,631
Tax [Member]
ProvisionForTaxCivilLaborAndOtherRisksLineItems [Line Items]
Provision amounts		583,464			230,149	303,388
Amount of contingencies		11,811,690			12,336,852
Tax [Member] | Brazilian Federal Revenue [Member]
ProvisionForTaxCivilLaborAndOtherRisksLineItems [Line Items]
Amount of contingencies		534,819			524,521
Tax [Member] | Turkish Competition Board (TCB) [Member]
ProvisionForTaxCivilLaborAndOtherRisksLineItems [Line Items]
Provision amounts			R$ 22,507
Tax [Member] | Turkish Competition Board (TCB) [Member] | Turkey, New Lira
ProvisionForTaxCivilLaborAndOtherRisksLineItems [Line Items]
Provision amounts | ₺				₺ 30,518
Tax [Member] | ICMS ("State VAT") [Member]
ProvisionForTaxCivilLaborAndOtherRisksLineItems [Line Items]
Provision amounts		R$ 418,963			100,731
Recognized liability	R$ 749,177
Debt outstanding	R$ 333,698
Description of company disputes		The Company disputes the following associated to this tax: (i) non-acceptance of ICMS credits from fiscal benefits in interstate sales, when the benefit was unilaterally granted without the approval of the National Finance Policy Council (“CONFAZ”), the so-called “guerra fiscal”, in a total amount of R$1,457,867 (R$1,724,760 as of December 31, 2018); (ii) lack of evidence of exports in the amount of R$261,880 (R$396,209 as of December 31, 2018);(iii) infraction notices from State of Rio de Janeiro, received on October 01, 2019 and February 11, 2020, referring to the period of 2014 and 2018, related to the supposed non- compliance of Agreement Terms (“TARE”), regarding tax benefit in Rio de Janeiro, in the amount of R$536,799 and (iv) R$2,291,608 (R$2,061,830 on December 31, 2018) related to other claims.
Tax [Member] | PIS and COFINS ("Federal Taxes to Social Fund Programs") [Member]
ProvisionForTaxCivilLaborAndOtherRisksLineItems [Line Items]
Provision amounts		R$ 139,711			125,123
Description of company disputes		The Company disputes administratively and judicially cases as the non-acceptance of PIS and COFINS credits arising from the non-cumulative system due to divergence on the concept of input and of the use in the productive process, the requirement of taxation revenues related to presumed ICMS credits, disputes on the fiscal classification of seasoned meats, Decrees-Law 2.445/88 and 2.449/88 (“semestralidade”) and others, in the amount of R$4,915,293 (R$4,363,107 as of December 31, 2018).
Tax [Member] | IPI ("Federal VAT") [Member]
ProvisionForTaxCivilLaborAndOtherRisksLineItems [Line Items]
Description of company disputes		The Company disputes administratively and judicially the denial of compensation of IPI credits resulting from purchases of duty-free goods, sales to Manaus Free Zone and purchases of supplies with PIS and COFINS from non-taxpayers. Such discussed cases totaled the amount of R$291,723 (R$445,147 as of December 31, 2018).
Tax [Member] | INSS ("Brazilian Social Security") [Member]
ProvisionForTaxCivilLaborAndOtherRisksLineItems [Line Items]
Description of company disputes		The Company disputes cases related to the charges of social security on payroll, management and employees profit sharing, as well as joint responsibility in civil construction service and others in a total amount of R$274,278 (R$244,537 as of December 31, 2018).
Tax [Member] | Other Relevant Contingencies [Member]
ProvisionForTaxCivilLaborAndOtherRisksLineItems [Line Items]
Description of company disputes		The Company disputes cases related to the requirement of 50% fine on the compensations of PIS/COFINS and IRPJ not approved awaiting final decision of the processes, calculation basis of social contribution, tax on services and others of several natures, fees, property tax, import tax and IOF, totaling R$493,104 (R$449,282 as of December 31, 2018).
Income Tax And Social Contribution (IRPJ and CSLL) [Member]
ProvisionForTaxCivilLaborAndOtherRisksLineItems [Line Items]
Amount of contingencies		R$ 1,238,564			1,311,087
Labor [Member]
ProvisionForTaxCivilLaborAndOtherRisksLineItems [Line Items]
Provision amounts		603,074			468,513	691,724
Amount of contingencies		84,039			125,505
Civil, Commercial And Other [Member]
ProvisionForTaxCivilLaborAndOtherRisksLineItems [Line Items]
Provision amounts		307,177			281,958	R$ 407,451
Amount of contingencies		R$ 1,403,461			R$ 1,503,432